Organization, Business Operations and Basis of Presentation - Financing (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)		3 Months Ended	8 Months Ended
	Jul. 21, 2020	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering
Share price		$ 10.00	$ 10.00
Offering costs			$ 3,035,641
Public Offering
Initial Public Offering
Number of shares issued	14,375,000
Share price	$ 10.00
Proceeds from issuance of shares	$ 143,800,000
Offering costs	7,500,000
Deferred underwriting commissions	$ 4,400,000
Private Placement
Initial Public Offering
Number of warrants to purchase shares issued (in shares)	2,916,667	2,916,667	2,916,667
Price of warrants	$ 1.50
Proceeds from issuance of warrants	$ 4,400,000	$ 4,400,000	$ 4,400,000
Over-allotment
Initial Public Offering
Number of shares issued	1,875,000